Schedule of accounts receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable	$ 741,865	$ 245,184
Allowance for credit losses	(2,555)	(2,571)
Total accounts receivable, net	$ 739,310	$ 242,613